SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash Flow Statement [Abstract]
Accounts receivable	$ (988)	$ (612)
Inventory	(316)	361
Prepayments and other	(152)	(655)
Accounts payable and other	607	432
Changes in non-cash working capital, net	$ (849)	$ (474)